Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	FDNH
Entity Registrant Name	FOUNDATION HEALTHCARE, INC.
Entity Central Index Key	0001272597
Entity Filer Category	Smaller Reporting Company